UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY                 July 23, 2012
     ----------------------         -------------              ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           87

Form 13F Information Table Value Total:  $    517167
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       AMERICAN CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 June 30, 2012


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Charles River Labs Conv Sr  No CONV             159864AB3      450   450000 PRN      SOLE                                     450000
Hologic Conv Sr Notes          CONV             436440AA9     6627  6780000 PRN      SOLE                                    6720000
NuVasive Conv Sr Notes         CONV             670704AC9     9034  9160000 PRN      SOLE                                    9020000
WebMD Health Conv Sr Notes     CONV             94770VAF9     3604  4290000 PRN      SOLE                                    4190000
Wright Medical Conv Sr Notes   CONV             98235TAA5      529   560000 PRN      SOLE                                     560000
ACI Worldwide                  COM              004498101     6105   138100 SH       SOLE                                     138100
Abaxis                         COM              002567105     3835   103650 SH       SOLE                                     103650
Acxiom                         COM              005125109     3422   226500 SH       SOLE                                     226500
Albany Molecular Research      COM              012423109     1736   680800 SH       SOLE                                     680800
Allscripts                     COM              01988P108     5356   490005 SH       SOLE                                     486005
AngioDynamics                  COM              03475V101      903    75200 SH       SOLE                                      75200
Ansys                          COM              03662Q105     5320    84292 SH       SOLE                                      83642
Arbitron                       COM              03875Q108      420    12000 SH       SOLE                                      12000
ArthroCare                     COM              043136100     8898   303896 SH       SOLE                                     299936
Atwood Oceanics                COM              050095108      416    11000 SH       SOLE                                      11000
Avid Technology                COM              05367P100      739    99450 SH       SOLE                                      99450
Bio Reference Labs             COM              09057G602     8556   325560 SH       SOLE                                     324060
Blackbaud                      COM              09227Q100     1612    62800 SH       SOLE                                      62800
Brady                          COM              104674106     1777    64600 SH       SOLE                                      64600
CRA International              COM              12618T105      734    50000 SH       SOLE                                      50000
Celgene                        COM              151020104     2266    35315 SH       SOLE                                      35315
Cepheid                        COM              15670R107     1471    32950 SH       SOLE                                      32150
Cerner                         COM              156782104     2367    28640 SH       SOLE                                      28640
Charles River Labs             COM              159864107     4942   150850 SH       SOLE                                     150850
Chevron                        COM              166764100      211     2000 SH       SOLE                                       2000
Cognex                         COM              192422103    14492   457885 SH       SOLE                                     456285
Computer Programs & Systems    COM              205306103     4799    83875 SH       SOLE                                      83325
Costar Group                   COM              22160N109      211     2600 SH       SOLE                                       2600
Digital River                  COM              25388b104     1015    61100 SH       SOLE                                      61100
Dolby Laboratories             COM              25659T107     2808    68000 SH       SOLE                                      68000
FactSet Research System        COM              303075105    12862   138395 SH       SOLE                                     137995
Forrester Research             COM              346563109    13088   386538 SH       SOLE                                     382950
Forward Air                    COM              349853101     1643    50925 SH       SOLE                                      50925
Franklin Electric              COM              353514102     1276    24960 SH       SOLE                                      22460
Fuel-Tech                      COM              359523107      628   128625 SH       SOLE                                     128625
Furiex Pharmaceuticals         COM              36106P101     1073    51232 SH       SOLE                                      50832
Gen-Probe                      COM              36866T103    18126   220505 SH       SOLE                                     218175
Gentex                         COM              371901109    13026   624140 SH       SOLE                                     614860
HMS Holdings                   COM              40425J101    12346   370625 SH       SOLE                                     364845
Haemonetics                    COM              405024100    23278   314102 SH       SOLE                                     311672
Healthcare Services Grp        COM              421906108     3710   191415 SH       SOLE                                     189215
Healthways                     COM              422245100     2455   307650 SH       SOLE                                     307650
Hologic                        COM              436440101    12920   716173 SH       SOLE                                     708110
Huron Consulting Grp           COM              447462102     3909   123500 SH       SOLE                                     119654
ICON PLC ADR                   COM              45103T107    17142   760860 SH       SOLE                                     760860
IDEXX Laboratories             COM              45168D104    23925   248886 SH       SOLE                                     246788
IPC Hospitalist                COM              44984A105     8052   177660 SH       SOLE                                     176760
ITRON                          COM              465741106     6879   166800 SH       SOLE                                     166800
Illumina                       COM              452327109     7281   180275 SH       SOLE                                     179475
Integra Lifesciences           COM              457985208     1562    42000 SH       SOLE                                      42000
Jack Henry & Associates        COM              426281101    10602   307115 SH       SOLE                                     306015
KV Pharmaceutical Cl A         COM              482740206      163   301625 SH       SOLE                                     301625
Kaydon                         COM              486587108     5226   244300 SH       SOLE                                     244300
LKQ                            COM              501889208    14304   428722 SH       SOLE                                     421164
Linear Tech                    COM              535678106     1053    33600 SH       SOLE                                      33600
M*Modal                        COM              60689B107     1071    82500 SH       SOLE                                      82500
Manhattan Associates           COM              562750109    21301   466008 SH       SOLE                                     460004
Medicis Pharmaceutical         COM              584690309    13853   405650 SH       SOLE                                     405650
Mednax                         COM              58502b106     6741    98350 SH       SOLE                                      98350
Meridian Bioscience            COM              589584101     2815   137600 SH       SOLE                                     137600
Merit Medical Systems          COM              589889104     4793   347075 SH       SOLE                                     347075
Micros Systems                 COM              594901100     4820    94140 SH       SOLE                                      93600
Morningstar                    COM              617700109     8108   140185 SH       SOLE                                     139585
National Instruments           COM              636518102     1131    42100 SH       SOLE                                      42100
NeuStar                        COM              64126x201     1389    41600 SH       SOLE                                      41600
Nice Systems                   COM              653656108     1577    43100 SH       SOLE                                      43100
NuVasive                       COM              670704105      430    16950 SH       SOLE                                      16950
O'Reilly Automotive            COM              67103H107     5445    65000 SH       SOLE                                      65000
Oceaneering Intl               COM              675232102      342     7145 SH       SOLE                                       6525
Orthofix                       COM              N6748L102     4117    99800 SH       SOLE                                      99800
Pengrowth Energy Tr            COM              706902509       76    12000 SH       SOLE                                      12000
Quaker Chemical                COM              747316107     3152    68200 SH       SOLE                                      68200
Quality Systems                COM              747582104     5179   188270 SH       SOLE                                     184650
ResMed                         COM              761152107    15853   508125 SH       SOLE                                     503325
SEI Investments                COM              784117103     9961   500800 SH       SOLE                                     500800
SM Energy                      COM              78454L100      354     7200 SH       SOLE                                       7200
Sanofi-Aventis SA              COM              80105N113      215   152420 SH       SOLE                                     152420
Skyworks Solutions             COM              83088M102     1614    59060 SH       SOLE                                      59060
Sourcefire                     COM              83616T108     3935    76550 SH       SOLE                                      76550
Stem Cell Innovations          COM              85857B100        0   225000 SH       SOLE                                     225000
Trimble Navigation             COM              896239100     6370   138450 SH       SOLE                                     137850
Valeant Pharmaceuticals Int'l  COM              91911k102    56670  1265236 SH       SOLE                                    1259889
Verint Systems                 COM              92343x100     2464    83500 SH       SOLE                                      83500
Wright Medical                 COM              98235T107     1033    48400 SH       SOLE                                      48400
Zebra Technologies             COM              989207105    10921   317850 SH       SOLE                                     314950
El Paso Conv Pfd               PFD              283678209      203     4000 SH       SOLE                                       4000
Liquidia Technologies Series A PFD                              48    30580 SH       SOLE                                      30580